Comparative information 2021 - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) - 12 months ended Dec. 31, 2021 - IFRS4 and IAS39 [member] - Previously Reported [Member]
£ in Millions, $ in Millions
	USD ($)	GBP (£)
Americas [member] | USD [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	$ 1,195
Equity in functional currency | $	$ 18,324
United Kingdom [member] | GBP [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £		£ 104
Equity in functional currency | £		£ 1,260